Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Line Items]
Original amounts	$ 417,373	$ 317,439	[1]
Accumulated amortization	253,390	188,993
INTANGIBLE ASSETS, NET	163,983	128,446
Capitalized Software costs [Member]
Intangible Assets [Line Items]
Original amounts	196,523	175,456
Accumulated amortization	142,019	122,293
Customer relationship [Member]
Intangible Assets [Line Items]
Original amounts	133,220	110,151	[1]
Accumulated amortization	65,705	49,538
Acquired technology [Member]
Intangible Assets [Line Items]
Original amounts	75,672	20,455
Accumulated amortization	35,466	7,871
Backlog and non-compete agreement [member]
Intangible Assets [Line Items]
Original amounts	6,063	6,063
Accumulated amortization	5,837	5,611
Other intangibles [Member]
Intangible Assets [Line Items]
Original amounts	4,510	4,066
Accumulated amortization	3,890	3,378
Patent [Member]
Intangible Assets [Line Items]
Original amounts	1,385	1,248
Accumulated amortization	$ 473	$ 302

[1]	Adjustment to comparative data (See Note 4(iv)(f)).